Retirement Savings Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Minimum age for eligibility to participate in the Savings Plan	21 years
Maximum contribution by the participants (as a percent)	15.00%
Matching contribution by the Company	$ 0	$ 0	$ 0